Quotaholders’ and shareholders’ equity (Details Narrative) - EUR (€)						1 Months Ended		12 Months Ended
	Dec. 27, 2021	Dec. 15, 2021	May 20, 2021	Apr. 01, 2021	Jan. 01, 2021	Jul. 31, 2023	Apr. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Corporate capital, percentage					100.00%
Proceeds from divestiture of businesses					€ 50,000,000
Exercise of Quota B options							€ 715			€ 715
Number of shares repurchased										172
Net equity increase										€ 543
Per share			€ 300
Minimum capital amount			€ 50,000
Additional Paid in Capital			€ 37,139,431
Number of shares converted			15,000,000
Shares isssued in IPO						100
Number of ordinary shares subscribed		720,114
Additional American Depository Shares		2,400,000
Number of shares outstanding								18,216,958	18,216,858	18,216,858
Net listing costs		€ 3,900,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares isssued in IPO		3,120,114
Net listing costs		€ 29,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Additional American Depository Shares	96,744
Quota A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, voting rights					Quota A had voting rights.
Quota B [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, voting rights					Quota B had no voting rights
Nominal amount					€ 1.00
Exercise of Quota B options				€ 715							€ 715
Number of shares repurchased				172
Net equity increase				€ 543
Per share				€ 1
Corporate Capital amount				€ 37,771							€ 37,056